Basis of presentation and accounting policies (Detail Textuals)	12 Months Ended
	Dec. 31, 2018 USD ($) Airport $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares
Disclosure of subsidiaries [line items]
Recognized a translation loss	$ 247,700,000	$ 25,600,000	$ 44,300,000
Number of airports | Airport	52
Number of shares authorised | shares			20,000
Nominal value of shares authorised | $ / shares	$ 1		$ 1
Value of shares authorised	$ 160,000	1,500,000,000
Percentage of entity's revenue assigned to Government	15.00%
Percentage of entity's revenue assigned to investments commitments	2.50%
Price Index	$ 184.25	$ 124.79
Conversion factor derived from indexes	1.48
Top of range
Disclosure of subsidiaries [line items]
Lease commitments	22,000,000
Bottom of range
Disclosure of subsidiaries [line items]
Lease commitments	$ 18,000,000
Aeropuertos Argentina 2000 S.A.("AA2000")
Disclosure of subsidiaries [line items]
Percentage of direct interest of Cedicor S.A. in AA2000, acquired by Cedicor S.A. in 2011	9.35%
Number of airports | Airport	35
Corporaci?n Am?rica Italia S.A.
Disclosure of subsidiaries [line items]
Percentage of majority stake owned	62.28%